ERShares Entrepreneurs ETF
Schedule of Investments
March 31, 2024 (Unaudited)
Common Stocks — 99.86% Shares Fair Value
Communications — 18.72%
Airbnb, Inc., Class A
(a)
4,875 $ 804,180
Alphabet, Inc., Class A
(a)
26,330 3,973,987
AppLovin Corp., Class A
(a)
50,057 3,464,946
DoorDash, Inc., Class A
(a)
18,604 2,562,143
Meta Platforms, Inc., Class A 8,610 4,180,844
Spotify Technology SA
(a)
3,556 938,428
15,924,528
Consumer Discretionary — 12.15%
Amazon.com, Inc.
(a)
19,848 3,580,182
Copart, Inc.
(a)
41,773 2,419,492
DraftKings, Inc., Class A
(a)
48,359 2,195,982
Ulta Beauty, Inc.
(a)
4,094 2,140,671
10,336,327
Energy — 1.89%
Antero Resources Corp.
(a)
47,006 1,363,174
Enphase Energy, Inc.
(a)
2,035 246,194
1,609,368
Financials — 1.46%
Robinhood Markets, Inc., Class A
(a)
61,789 1,243,813
Health Care — 12.92%
Medpace Holdings, Inc.
(a)
5,010 2,024,792
Natera, Inc.
(a)
3,676 336,207
Penumbra, Inc.
(a)
5,424 1,210,528
Regeneron Pharmaceuticals, Inc.
(a)
2,465 2,372,538
ResMed, Inc. 10,112 2,002,479
Shockwave Medical, Inc.
(a)
9,357 3,046,920
10,993,464
Technology — 52.72%
Arista Networks, Inc.
(a)
8,616 2,498,468
Bentley Systems, Inc., Class B 33,039 1,725,297
Bill.com Holdings, Inc.
(a)
4,169 286,494
Block, Inc., Class A
(a)
3,975 336,206
Corpay, Inc.
(a)
5,957 1,837,972
Crowdstrike Holdings, Inc., Class A
(a)
7,621 2,443,216
Datadog, Inc., Class A
(a)
15,685 1,938,666
Dropbox, Inc., Class A
(a)
47,137 1,145,429
EPAM Systems, Inc.
(a)
2,225 614,456
HubSpot, Inc.
(a)
3,236 2,027,548
MongoDB, Inc.
(a)
3,199 1,147,289
Monolithic Power Systems, Inc. 2,378 1,610,905
NVIDIA Corp. 8,314 7,512,198
Oracle Corp. 19,848 2,493,107
Palantir Technologies, Inc., Class A
(a)
11,246 258,770
Palo Alto Networks, Inc.
(a)
4,361 1,239,091
Pegasystems, Inc. 4,027 260,305
Salesforce, Inc. 8,164 2,458,834
Super Micro Computer, Inc.
(a)
5,851 5,909,686

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Common Stocks — 99.86% (continued) Shares Fair Value
Technology — 52.72% (continued)
Synopsys, Inc.
(a)
4,278 $ 2,444,877
Toast, Inc., Class A
(a)
39,299 979,331
Twilio, Inc., Class A
(a)
21,244 1,299,071
Ubiquiti, Inc. 2,025 234,596
Veeva Systems, Inc., Class A
(a)
9,302 2,155,180
44,856,992
Total  Common Stocks
  (Cost $64,831,880) 84,964,492
Total Investments — 99.86%
    (Cost $64,831,880) 84,964,492
Other Assets in Excess of Liabilities — 0.14% 121,140
Net Assets — 100.00% $ 85,085,632
(a) Non-income producing security.